Equity (Details) - USD ($)									12 Months Ended
		Nov. 14, 2025	Oct. 15, 2025	Sep. 09, 2025	Sep. 03, 2025	Aug. 22, 2025	Feb. 19, 2025	Mar. 19, 2024	Dec. 31, 2025	Dec. 31, 2024		May 02, 2024
Equity [Line Items]
Exchange of shares								1,307,229
Ordinary shares, par value (in Dollars per share)	[1]									$ 0.04
Treasury shares									13,073	13,073
Reverse stock split		retroactive effect to the 1-to-100 Share Consolidation effected on November 14, 2025.							The Share Consolidation at a ratio of one-for-one hundred (1:100) was effective on November 14, 2025
Authorized share capital (in Dollars)					$ 40,000,000
Ordinary shares, authorized	[1]									9,000,000
Sale of aggregate restricted ordinary shares			28,000,000
Price per share (in Dollars per share)			$ 1			$ 2.227	$ 0.45
Aggregate purchase price (in Dollars)							$ 7,000,000
Shares issued	[1]									156,399
Expiration term						Aug. 27, 2030
Gross proceeds (in Dollars)			$ 28,000,000			$ 180,000,000
Number of shares			1						10
Initial exercise date			1 year
Exercise of the Common Warrants			364,000,000
Common Warrant [Member]
Equity [Line Items]
Price per share (in Dollars per share)			$ 1
Purchase of shares						80,826,225
Warrant exercise price (in Dollars per share)						$ 3.3405
Ordinary shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.04			$ 0.04
Shares issued								1,307,229
New issuance				28,019,760	17,512,350					33,728	[2]
Price per share (in Dollars per share)					$ 3.3405
Number of shares									1
Shareholders [Member] | Preferred Shares [Member]
Equity [Line Items]
Preferred shares, authorized					100,000,000
Minimum [Member]
Equity [Line Items]
Preferred shares, authorized												2,500,000
Percentage of ownership						4.99%
Maximum [Member]
Equity [Line Items]
Percentage of ownership						9.99%
Ordinary shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)							$ 0.04	$ 0.04				$ 0.04
Sale of aggregate restricted ordinary shares							15,555,600
Price per share (in Dollars per share)				$ 3.3405
Ordinary shares [Member] | Purchase Agreement [Member]
Equity [Line Items]
Shares issued						80,826,225
Ordinary shares [Member] | Minimum [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)												$ 0.04
Ordinary shares, authorized												22,500,000
Ordinary shares [Member] | Maximum [Member]
Equity [Line Items]
Ordinary shares, authorized												900,000,000
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)									$ 4
Ordinary shares, authorized	[3]								9,000,000
Shares issued	[1]								5,542,262
Class A Ordinary Shares [Member] | Ordinary shares [Member]
Equity [Line Items]
Ordinary shares, authorized					900,000,000
New issuance	[2]								1,243,818
Class A Ordinary Shares [Member] | Shareholders [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)					$ 0.04
Ordinary shares, authorized					100,000,000
Class A Ordinary Shares [Member] | Maximum [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)									$ 4
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)	[1]								$ 4
Ordinary shares, authorized	[1]								1,000,000
Shares issued	[1]
Class B Ordinary Shares [Member] | Shareholders [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)					$ 0.04
Ordinary shares, authorized					100,000,000
Class B Ordinary Shares [Member] | Minimum [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)									$ 0.04

[1]	The shares and per share information are presented on a retroactive basis to reflect the share consolidation and change of share capital (Note 9).
[2]	The shares and per share information are presented on a retroactive basis to reflect the share consolidation and change of share capital (Note 9).
[3]	The shares and per share information are presented on a retroactive basis to reflect the share consolidation and change of share capital (Note 9).